Consolidated Balance Sheets - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,962	$ 10,739	$ 2,644
Trade and other receivables	9,650	13,165	28,090
Inventories	21,120	31,113	37,751
Current tax receivable	355		52
Related party receivables	282	15,326	13,051
TOTAL CURRENT ASSETS	33,370	70,343	81,588
NON-CURRENT ASSETS
Property, plant and equipment	3,763	4,741	4,964
Deferred tax assets	692
Intangible assets	37,864	13,012	14,680
TOTAL NON-CURRENT ASSETS	42,319	17,753	19,644
TOTAL ASSETS	75,688	88,096	101,232
CURRENT LIABILITIES
Trade and other payables	35,545	32,516	28,565
Borrowings	20,967	52,121	68,998
Foreign currency derivative financial instruments	1,484	2,087	4,188
Derivative on Convertible Notes		1,110	4,112
Current tax liabilities	140	786
Related party payables	3,738	1,369	635
Provisions	921	1,106	1,528
TOTAL CURRENT LIABILITIES	62,795	91,095	108,026
NON-CURRENT LIABILITIES
Provisions	2,372	2,711	2,249
TOTAL NON-CURRENT LIABILITIES	2,372	2,711	2,249
TOTAL LIABILITIES	65,167	93,806	110,275
NET ASSETS/(LIABILITIES)	10,519	(5,710)	(9,043)
EQUITY
Share capital	134,183	68,727	27,948
Other reserves	(2,013)	(2,006)	(2,154)
Accumulated profit/(losses)	(121,651)	(72,431)	(34,838)
TOTAL EQUITY	$ 10,519	$ (5,710)	$ (9,044)